Note 8 (Tables)	6 Months Ended
Jun. 30, 2024
Cash Cash balances at central banks and other demand deposits [Abstract]
Cash Cash Balances At Central Banks And Other Demand Deposits [Table Text Block]
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the condensed consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	June 2024	December 2023
Cash on hand	6,714	7,751
Cash balances at central banks ⁽¹⁾	29,205	60,750
Other demand deposits	9,135	6,916
Total	45,055	75,416
(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain.